CONCENTRATIONS	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

The Company is dependent on third-party providers of wholesale vehicle auctions. The Company is dependent on their ability to provide services on a timely basis and at favorable pricing terms. The loss of these principal providers or a significant reduction in service availability could have a material adverse effect on the Company. The Company believes that its relationships with these providers are satisfactory.